UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: September 30, 2002
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     October 07, 2002

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $35,962,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   1466    86110   SH  SOLE SOLE
BARRA INC                       COM    068313105    331    12131   SH  SOLE SOLE
CLEARONE COMM			COM    185060100    420   123145   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   1315    59675   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304     60    11703   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    638    51335   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101     39    20220   SH  SOLE SOLE
KRONOS INC                      COM    501052104   2994   121575   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100     70    18100   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   1769    85370   SH  SOLE SOLE
MACROVISION CORP                COM    555904101   1180    96495   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    217     7470   SH  SOLE SOLE
MICREL INC                      COM    594793101    134    21690   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   4302   383065   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    478    36941   SH  SOLE SOLE
NAUTILUS GROUP INC              COM    63910B102    206    10545   SH  SOLE SOLE
ORTHODONTIC CTRS AMER INC	COM    68750P103   1472   137537   SH  SOLE SOLE
1-800 CONTACTS INC		COM    681977104   2328   232820   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101      4    75495   SH  SOLE SOLE
PFIZER INC                      COM    717081103    898    30930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   5568   280083   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   5287   226415   SH  SOLE SOLE
SANMINA SCI CORP                COM    800907107    128    46330   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   4490   342740   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103      5    39750   SH  SOLE SOLE
XILINX INC			COM    983919101    162    10210   SH  SOLE SOLE